CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,017,148,142	$ 139,348,724	¥ 4,440,131,180
Restricted cash	83,387	11,424
Short-term bank deposits	3,070,374,400	420,639,568	1,716,540,000
Accounts receivable, net of allowance for credit loss of RMB20,164,070 and RMB17,725,683 as of December 31, 2023 and December 31, 2024, respectively	49,056,771	6,720,750	73,453,237
Prepayments	26,884,785	3,683,199	38,181,317
Amounts due from related parties	74,174,692	10,161,891	68,993,780
Other current assets	231,353,868	31,695,351	348,127,243
Total current assets	4,469,076,045	612,260,907	6,685,426,757
Property and equipment, net	7,093,429	971,796	13,807,906
Intangible assets, net	60,917,092	8,345,607	120,694,138
Long-term bank deposits	360,000,000	49,319,798	630,000,000
Investments (include the fair value measured investments of RMB nil and RMB76,929,667 as of December 31, 2023 and 2024, respectively)	456,814,694	62,583,356	436,197,287
Right-of-use assets	15,816,035	2,166,788	22,792,474
Other non-current assets	76,615,919	10,496,339	163,184,267
TOTAL ASSETS	5,446,333,214	746,144,591	8,072,102,829
Current liabilities: (include amounts of the consolidated VIEs without recourse to DouYu International Holdings Limited. See Note 2.2)
Accounts payable	498,667,437	68,317,160	534,427,672
Advances from customers	4,443,895	608,811	12,910,965
Deferred revenue	252,346,104	34,571,275	315,969,307
Accrued expenses and other current liabilities	242,517,101	33,224,707	246,601,339
Amounts due to related parties	222,588,850	30,494,547	251,392,026
Lease liabilities due within one year	11,457,877	1,569,723	14,767,840
Total current liabilities	1,232,021,264	168,786,223	1,376,069,149
Lease liabilities	4,222,724	578,511	6,700,694
TOTAL LIABILITIES	1,236,243,988	169,364,734	1,382,769,843
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 500,000,000 and 500,000,000 shares authorized, 34,538,226 and 30,178,859 shares issued and 31,977,665 and 30,178,859 shares outstanding as of December 31, 2023 and 2024, respectively)	20,360	2,789	23,336
Treasury shares (2,560,561 ordinary shares and nil ordinary shares as of December 31, 2023 and 2024)			(911,217,013)
Additional paid-in capital	7,514,498,337	1,029,482,050	10,670,286,906
Accumulated deficit	(3,791,817,469)	(519,476,864)	(3,485,007,183)
Accumulated other comprehensive income	487,387,998	66,771,882	415,246,940
Total DouYu International Holdings Limited Shareholders' equity	4,210,089,226	576,779,857	6,689,332,986
Total Shareholders' equity	4,210,089,226	576,779,857	6,689,332,986
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 5,446,333,214	$ 746,144,591	¥ 8,072,102,829